Apr. 01, 2025
Innovator Equity Defined Protection ETF - 1 Yr April
Innovator Equity Defined Protection ETF™ – 1 Yr April
Investment Objective

The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 7.52% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from April 1, 2025 through March 31, 2026.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Equity Defined Protection ETF - 1 Yr April Innovator Equity Defined Protection ETF - 1 Yr April
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years
Innovator Equity Defined Protection ETF - 1 Yr April | Innovator Equity Defined Protection ETF - 1 Yr April | USD ($)	81	252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover is available at this time.

Principal Investment Strategies

General Strategy Description.    The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “U.S. Equity Index”). The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the U.S. Equity Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of the date of this prospectus, through its use of FLEX Options on the Underlying ETF, the Fund is concentrated in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the buffer and cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over the period of April 1, 2025 through March 31, 2026. This period is referred to as the initial “Outcome Period.” Following the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on April 1 and ends on March 31 of the following year. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date of approximately one year in the future, and a new Outcome Period will begin. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. As the terms of the FLEX Options do not change during each Outcome Period, the Outcomes, including the buffer and cap discussed below, will be measured to the Fund’s net asset value (“NAV”) on the first day of the Outcome Period. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period, subject to the “Cap” and “Buffer” described herein. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. The Fund seeks to protect shareholders that hold Shares for the entire Outcome Period from Fund NAV losses by providing a buffer (the “Buffer”) against 100% of Underlying ETF losses over the course of the Outcome Period, as measured from the initial price of the Underlying ETF at the outset of the Outcome Period to the conclusion of the Outcome Period. If the Underlying ETF’s share price decreases over the duration of the Outcome Period, the Fund (through the operation of the Buffer) seeks to protect investors that hold Shares for the entirety of the Outcome Period against all of such Underlying ETF losses. There is no guarantee that the Fund will be successful in providing the sought-after Buffer. See “Principal Investment Strategies—Buffer” herein for additional information regarding the Buffer.

If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period (as measured from the initial price of the Underlying ETF at the outset of the Outcome Period to the conclusion of the Outcome Period), up to an upside return cap (the “Cap”) that represents the maximum percentage return of Fund NAV an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in such excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Cap is 7.52% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 6.73%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will rise or fall from one Outcome Period to the next. See “Principal Investment Strategies—Cap on Potential Upside Returns” below for additional information regarding the Cap.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/zapr, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%		(50)%		(20)%		(10)%		(5)%		0%	5%	10%		15%		20%		50%		100%
Fund Performance	0	%**	0	%**	0	%**	0	%**	0	%**	0%	5%	7.52	%*	7.52	%*	7.52	%*	7.52	%*	7.52	%*

*           The Cap is set on the first day of the Outcome Period and is 7.52% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 6.73%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap amounts for Fund shareholders.

**         The Buffer is set on the first day of the Outcome Period and seeks to provide protection against 100% of Underlying ETF losses, prior to taking into account any fees or expenses charged to shareholders. The Buffer will be reduced by the Fund’s annual management fee of 0.79% of the Fund’s average daily net assets is taken into account, and any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

Use of FLEX Options.    The Outcomes may be achieved by purchasing and selling call FLEX Options and purchasing put FLEX Options to create layers within the Fund’s portfolio. The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.

To achieve these returns, the Fund may purchase and sell a combination of call option contracts and put option contracts. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price.

The effect of the Fund’s call option contracts is to provide exposure to the increases in the price of the Underlying ETF, subject to the Cap. The potential investment gains provided by the Fund are subject to the Cap, a maximum investment return level of Fund NAV, which is discussed below. The Fund will not participate in gains that exceed the Cap. Separately, the Fund is designed to deliver on its investment objective to provide returns that protect against 100% of the losses of the Underlying ETF over the course of the Outcome Period through its purchased put option contract. Since the Fund seeks to protect against the entirety of Underlying ETF losses over the course of the Outcome Period, the Cap may be lower than the caps imposed by other ETFs that utilize defined outcome investing strategies. Accordingly, the Fund may significantly underperform the Underlying ETF over the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The effect created by the Fund’s FLEX Options positions is that if at the conclusion of the Outcome Period the Underlying ETF’s share price has decreased in value versus its value at the commencement of the Outcome Period, the Fund seeks to return the amount of its original investment.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period.    The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends approximately one year later on the day the FLEX Options expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. As the terms of the FLEX Options do not change during each Outcome Period, the Cap and Buffer both will be measured to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (i.e., the NAV upon which the Outcomes are based) and therefore may experience investment outcomes that are very different from those sought by the Fund. Since the FLEX Options are exercisable only on the final day of the Outcome Period, a shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. Since the FLEX Options do not

expire until one year after the commencement of the Outcome Period, it is possible that the degree of non-correlation between the value of the Underlying ETF will be higher than if the FLEX Options had a shorter term. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

An investor that holds Shares through multiple Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Outcome Period, a new Cap will be established based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the prior Cap will be forfeited.

Buffer.    The Buffer seeks to protect the Fund against 100% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer, including the net effect of the Fund’s annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period. Any appreciation in the price of the Underling ETF since the commencement of the Outcome Period (and corresponding increases in the value of the Fund) will not be protected by the Buffer, and an investor can experience losses to the extent of such appreciation versus the original Underlying ETF price at the commencement of the Outcome Period. The Buffer is provided prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period.

If an investor is considering purchasing Shares during the Outcome Period and the Underlying ETF has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed, until the Underlying ETF has experienced losses that return its price to its original level at the commencement of the Outcome Period and such investor will not receive the full protection the Fund seeks to provide. While the Fund seeks to provide full protection against Underlying ETF losses for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so.

Cap on Potential Upside Returns.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return of Fund NAV an investor can achieve from an investment in the Fund over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is set on the first day of the Outcome Period and is 7.52% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 6.73%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/zapr.

The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. In certain market conditions, the Fund’s Cap may provide relatively low upside potential, which may cause the Fund to further underperform the Underlying ETF over the course of an Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period. Additionally, in such instance, the Buffer will not protect against any losses until the Fund experiences losses that return its NAV to its original level at the commencement of the Outcome Period. Therefore, such investor would remain vulnerable to significant downside risks while having limited upside potential at the time of purchase. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the sought-after Buffer, the Fund enters into a series of FLEX Option contracts. As the purchaser of certain of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe in order to provide the Buffer and will then go into the market and sell a call FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold call FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/zapr, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis. Important information relating to the Fund, including information relating to the Cap, is communicated on the Fund’s website.

The Fund’s website, www.innovatoretfs.com/zapr, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.